Selected Statements Of Income Data (Net Earnings Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Statements Of Income Data [Abstract]
Numerator - Net income available to ordinary shareholders	$ 57,263	$ 48,707	$ 42,756
Denominator for basic net earnings per share - Weighted average number of shares	62,924	62,652	61,395
Add - employee stock options and RSU	1,317	1,480	1,095
Denominator for diluted net earnings per share - adjusted weighted average shares	64,241	64,132	62,490